Miscellaneous Receivables and Other Non-current Assets - Schedule on Impacts by Adoption of IFRS 15 (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure miscellaneous receivables and other non current assets [line items]
Miscellaneous receivables (non-current)	€ 697		€ 704
Other non-current assets	0		0
Deferred contract costs	1,531
Other cost deferrals	63
Medium/long-term prepaid expenses			1,718
Total other non-current assets	1,594		1,718
Total	2,291		€ 2,422
Miscellaneous receivables and other non current assets [member]
Disclosure miscellaneous receivables and other non current assets [line items]
Miscellaneous receivables (non-current)	704	€ 704
Other non-current assets	0	0
Deferred contract costs		1,395
Other cost deferrals		54
Medium/long-term prepaid expenses	1,718
Total other non-current assets	1,718	1,449
Total	2,422	€ 2,153
Miscellaneous receivables and other non current assets [member] | IFRS 15 Reclassification [member]
Disclosure miscellaneous receivables and other non current assets [line items]
Other non-current assets	0
Deferred contract costs	1,714
Other cost deferrals	54
Medium/long-term prepaid expenses	(1,718)
Total other non-current assets	50
Total	50
IFRS 15 adjustments [member] | Miscellaneous receivables and other non current assets [member]
Disclosure miscellaneous receivables and other non current assets [line items]
Other non-current assets	0
Deferred contract costs	(319)
Total other non-current assets	(319)
Total	€ (319)